SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
PartnerRe Ltd.
Supplementary Insurance Information
As of and for the years ended December 31, 2023, 2022 and 2021
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs	Non-life Reserves	Unearned Premiums	Life and Health Reserves	Premium Revenue	Net Investment Income (1)	Losses Incurred	Acquisition Costs	Other Expenses (2)	Net Premiums Written
2023
Non-life	$700,090	$13,151,309	$2,739,585	$—	$5,838,466	$ N/A	$3,182,340	$1,454,373	$130,733	$5,848,323
Life and Health	320,614	—	2,170	2,859,257	2,080,294	73,091	1,807,868	108,734	118,404	2,080,589
Corporate and Other	—	—	—	—	—	572,594	—	—	214,248	—
Total	$1,020,704	$13,151,309	$2,741,755	$2,859,257	$7,918,760	$645,685	$4,990,208	$1,563,107	$463,385	$7,928,912

2022
Non-life	$700,694	$12,725,631	$2,743,406	$—	$5,611,452	$ N/A	$3,313,234	$1,430,121	$119,274	$5,898,750
Life and Health	311,373	—	1,965	2,497,519	1,645,665	73,656	1,412,638	107,092	92,919	1,645,445
Corporate and Other	—	—	—	—	—	324,692	—	—	202,683	—
Total	$1,012,067	$12,725,631	$2,745,371	$2,497,519	$7,257,117	$398,348	$4,725,872	$1,537,213	$414,876	$7,544,195

2021
Non-life	$617,537	$12,047,792	$2,498,426	$—	$5,329,556	$ N/A	$3,443,245	$1,279,039	$100,635	$5,510,828
Life and Health	298,787	—	2,735	2,785,382	1,626,966	81,226	1,407,795	112,463	88,069	1,623,190
Corporate and Other	—	—	—	—	—	295,243	—	—	209,838	—
Total	$916,324	$12,047,792	$2,501,161	$2,785,382	$6,956,522	$376,469	$4,851,040	$1,391,502	$398,542	$7,134,018

(1)Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
(2)Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.